CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
CASH AND CASH EQUIVALENTS	$ 4,752,284,950	$ 3,714,135,212
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	366,127,508	145,446,037
Debt securities	315,467,772	120,757,396
Derivatives	38,865,250	12,975,192
Equity instruments	11,794,486	11,713,449
FINANCIAL ASSETS AT AMORTIZED COST	15,758,769,628	10,894,034,083
Loans and advances to government sector	3,152,686	1,269,080
Loans and advances to financial institutions	231,597,449	76,650,960
Loans and advances to customers	14,213,461,522	9,838,923,817
Debt securities	583,277,961	200,648,357
Other financial assets	727,280,010	776,541,869
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	3,094,969,178	3,244,216,748
Debt securities	3,084,239,647	3,238,293,701
Equity instruments	10,729,531	5,923,047
INVESTMENT IN JOINT VENTURES AND ASSOCIATES	38,566,753	31,331,842
TANGIBLE ASSETS	1,078,121,034	1,025,825,762
Property and equipment	896,653,417	850,520,456
Investment properties	181,467,617	175,305,306
INTANGIBLE ASSETS	119,335,631	91,069,334
INCOME TAX ASSETS	66,039,571	96,736,436
Current	385	59,772,878
Deferred	66,039,186	36,963,558
OTHER ASSETS	130,940,841	116,005,038
NON-CURRENT ASSETS HELD FOR SALE	3,236,214	4,932,578
TOTAL ASSETS	25,408,391,308	19,363,733,070
LIABILITIES
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	6,495,701	5,075,959
Derivatives	6,495,701	5,075,959
FINANCIAL LIABILITIES AT AMORTIZED COST	20,890,969,452	15,051,527,265
Bank loans	826,663,992	264,320,232
Deposits from government sector	469,310,023	158,665,987
Deposits from financial institutions	7,792,802	5,692,327
Deposits from customers	16,727,973,241	12,897,940,962
Repurchase agreements	468,228,307	0
Other financial liabilities	1,775,679,896	1,572,445,423
Debt securities issued	615,321,191	152,462,334
PROVISIONS	50,305,226	61,956,873
INCOME TAX LIABILITIES	131,714,356	18,119,458
Current	125,140,454	18,119,458
Deferred	6,573,902	0
OTHER LIABILITIES	785,552,700	785,983,479
TOTAL LIABILITIES	21,865,037,435	15,922,663,034
EQUITY
Share capital	612,710	612,710
Share premium	6,744,974	6,744,974
Inflation adjustment to share capital and premium	1,189,710,008	1,189,710,008
Reserves	2,875,221,727	2,528,159,628
Accumulated loss	(632,598,859)	(483,059,249)
Accumulated other comprehensive income	(7,413,074)	143,562,318
Equity attributable to owners of the Bank	3,432,277,486	3,385,730,389
Non-controlling interests	111,076,387	55,339,647
TOTAL EQUITY	3,543,353,873	3,441,070,036
TOTAL LIABILITIES AND EQUITY	$ 25,408,391,308	$ 19,363,733,070